Unaudited Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues, net
Oil, natural gas, and product sales, net	$ 209,114	$ 20,377	$ 535,569	$ 349,588	$ 532,780	$ 612,192
Total Revenues, net	209,114	20,377	535,569	349,588	532,780	612,192
Costs and expenses
Lease operating expenses	308,385	225,368	568,865	728,927	1,179,729	1,332,548
Depletion, depreciation, amortization, and accretion	232,018	255,149	430,427	499,193	890,372	885,832
General and administrative expenses	1,532,520	1,043,122	3,469,174	1,788,186	11,195,409	4,519,811
Total Costs and expenses	2,072,923	1,523,639	4,468,466	3,016,306	13,265,510	6,738,191
Gain on sale of assets						5,834,293
Loss from operations	(1,863,809)	(1,503,262)	(3,932,897)	(2,666,718)	(12,732,730)	(291,706)
Other income (expense)
Interest income	10,948	8,074	26,328	24,668	50,951	46,437
Interest expense	(1,515,986)	(79,484)	(2,958,108)	(139,822)	(759,300)	(172,143)
Change in fair value of derivative asset	156,659		141,256
Change in fair value of derivative liability	(99,274)		91,703
Other, net	(294,542)	66,799	(294,542)	133,597	267,195	(180,943)
Total other (expense) income, net	(1,742,195)	(4,611)	(2,993,363)	18,443	(441,154)	(306,649)
Loss before income taxes	(3,606,004)	(1,507,873)	(6,926,260)	(2,648,275)	(13,173,884)	(598,355)
Income tax expense		418,114		699,484	(608,500)	608,500
Net income (loss)	$ (3,606,004)	$ (1,089,759)	$ (6,926,260)	$ (1,948,791)	$ (13,782,384)	$ 10,145
Weighted-average shares outstanding – basic and diluted
Net income (loss) per common share, basic (in Dollars per share)	$ (0.21)	$ (0.17)	$ (0.45)	$ (0.3)	$ (1.06)	$ 0
Net income (loss) per common share, diluted (in Dollars per share)	$ (0.21)	$ (0.17)	$ (0.45)	$ (0.3)	$ (1.06)	$ 0
Weighted average number of common shares outstanding, basic (in Shares)	16,904,066	6,425,375	15,390,821	6,425,375	12,985,830	6,080,372
Weighted average number of common shares outstanding, diluted (in Shares)	16,904,066	6,425,375	15,390,821	6,425,375	12,985,830	6,080,372